Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (Stock Options [Member], Common Stock [Member], EUR €)	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Plan 1 - 2004 [Member]	Dec. 31, 2007 Plan 2 - 2007 [Member]	Dec. 31, 2012 Plan 2 - 2007 [Member]	Dec. 31, 2010 Plan 3 - 2010 [Member]	Dec. 31, 2012 Plan 3 - 2010 [Member]	Dec. 31, 2012 Plan 4 - 2012 [Member]	Dec. 31, 2010 Plan 2b - 2007 [Member]	Dec. 31, 2012 Plan 2b - 2007 [Member]
Granted - Number	0	0	325,012			504,088		229,100		500,000	95,912
Exercised - Number	0	0	(18,000)
Forfeited - Number	(15,750)	(51,750)	(56,250)
Expired - Number	(3,425)	(25,000)	0
Outstanding - Number	810,850	830,025	906,775	656,013	124,000		416,838		174,100			95,912
Exercisable - Number	675,844	621,516	486,446
Share purchase options available for grant - Number	83,428	72,003	16,003
Outstanding - Weighted average exercise price	€ 3.18	€ 3.23	€ 3.19	€ 3.57
Granted - Weighted average exercise price	€ 0	€ 0	€ 2.23			€ 3.99		€ 2.38			€ 1.88
Exercized - Weighted average exercise price	€ 0	€ 0	€ 2.15
Forfeited - Weighted average exercise price	€ 3.17	€ 3.03	€ 2.45
Expired - Weighted average exercise price	€ 2.02	€ 2.08	€ 0
Exercisable - Weighted average exercise price	€ 3.38	€ 3.50	€ 3.52